N-3	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-3
Entity Registrant Name	SEPARATE ACCOUNT NO. 10
Entity Central Index Key	0001397935
Entity Investment Company Type	N-3
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
C000050396 [Member]
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	No. There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in this prospectus.
Are There Transaction Charges?	Yes. You may be charged for other transactions. For additional information, see “Charges and Expenses” in this prospectus.

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee *	0.41%	0.86%

Pooled Separate Account expenses **, (1)	0.37%	0.87%

Portfolio fees and expenses **, (1)	0.13%	3.04%

Record maintenance and report fee (2)	$15.00	$15.00

*    Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $528	Highest Annual Cost $3,172

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses

•
No optional benefits

•
No sales charges

•
No additional contributions, transfers or withdrawals

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Most expensive combination of the Base Contract, optional benefits, Pooled Separate Account and Portfolio fees and expenses

•
No sales charges

•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]	No. There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in this prospectus.
Transaction Charges [Text Block]	Yes. You may be charged for other transactions. For additional information, see “Charges and Expenses” in this prospectus.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee *	0.41%	0.86%

Pooled Separate Account expenses **, (1)	0.37%	0.87%

Portfolio fees and expenses **, (1)	0.13%	3.04%

Record maintenance and report fee (2)	$15.00	$15.00

*    Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	0.41%
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	0.86%
Contract Expense (N-3) Footnotes [Text Block]	Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.
Lowest and Highest Annual Cost [Table Text Block]

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year,
based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $528	Highest Annual Cost $3,172

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses

•
No optional benefits

•
No sales charges

•
No additional contributions, transfers or withdrawals

Assumes:

•
Investment of $100,000

•
5% annual appreciation

•
Most expensive combination of the Base Contract, optional benefits, Pooled Separate Account and Portfolio fees and expenses

•
No sales charges

•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 528
Highest Annual Cost [Dollars]	$ 3,172
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in this prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about restrictions on the investment options see “MRP Investment options” and “Transferring your money among investment options” in this prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “MRP Investment Options” in this prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. Any interest charged on participant loans is determined by the employer plan.

See “Participant Loans” in “Benefits Available Under the Contract” in this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in this prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when enrolling in, owning, or making withdrawals from an investment option or from the MRP contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC)	None
Transfer Fee	None
Record Maintenance and Report Fee (1)	$15.00

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (2)	0.85%

Other Expenses (3)	0.01%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (4)

	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Growth Equity	0.30%	0.07%	0.37%

AllianceBernstein Mid Cap Growth	0.65%	0.03%	0.68%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses			None

(1)	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
(2)	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
(3)
These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.

(4)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.

The next item shows the minimum and maximum total operating expenses charged by any portfolio that corresponds to any variable investment option of the Trusts that you may pay periodically during the time that you own the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses	Minimum	Maximum
Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.13%	3.04%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.

9
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	151.63%

AllianceBernstein Growth Equity — Separate Account No. 4	15.56%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	113.38%

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC)	None
Transfer Fee	None
Record Maintenance and Report Fee (1)	$15.00

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Other Transaction Fee, Current [Dollars]	$ 15	[1]
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
Annual Contract Expenses [Table Text Block]

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (2)	0.85%

Other Expenses (3)	0.01%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (4)

	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Growth Equity	0.30%	0.07%	0.37%

AllianceBernstein Mid Cap Growth	0.65%	0.03%	0.68%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses			None

(1)	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
(2)	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
(3)
These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.

(4)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.

Base Contract Expense (of Average Account Value), Current [Percent]	0.85%	[2]
Base Contract Expense, Footnotes [Text Block]	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
Management Fees, Footnotes [Text Block]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
Other Annual Expense 1, Footnotes [Text Block]	These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.
Other Annual Expense (of Average Account Value), Current [Percent]	0.01%	[3]
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Total Annual Expenses, Maximum [Percent]	3.04%	[5]
Total Annual Expenses, Minimum [Percent]	0.13%	[5]
Total Annual Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.
Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

Annuitize Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

No Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the AllianceBernstein Balanced Pooled Separate Account.

Separate Account No.
 66 Variable Investment Options.
The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These examples assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expense. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$3,972	$11,980	$20,141	$41,235

Pooled separate accounts.
These examples assume that you invest $100,000 in the Funds in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Pooled Separate Account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you annuitize at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038
If you do not surrender your contract:	1 year	3 years	5 years	10 years
	$1,296	$3,977	$6,859	$15,038

Portfolio Turnover [Text Block]
Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	151.63%

AllianceBernstein Growth Equity — Separate Account No. 4	15.56%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	113.38%

Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a program expense charge.

Limitations on Access to Account Value Through Withdrawals

Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 11. Benefits Available (N-3) [Text Block]
2.
Benefits Available Under the Contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract	Standard	No additional charge	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Recordkeeping services	Includes plan-level or participant-level recordkeeping	Standard	$15
•
IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•
Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Participant Loans	Loans may be available for participants	Optional	Any fees or interest charged are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.

Participant Recordkeeping Services

Services Provided.
Depending on the type of plan your employer elected, we may provide either plan-level and participant-level recordkeeping or recordkeeping services for plan assets in the Pooled Trust. Where we provide participant recordkeeping services, we:

•	establish an individual participant account for each participant covered by your employer’s plan based on data your employer provides;

•	receive and deposit contributions on behalf of participants to individual participant accounts;

•	maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant’s proportionate values in the plan;

•	provide to your employer individual participant’s reports reflecting the activity in the individual participant’s proportionate interest in the plan; and

•	process transfers and distributions of the participant’s portion of his or her share of the employer plan assets among the investment options as your employer instructs.

Fees.
We charge an annual fee of $15 per participant paid in quarterly installments of $3.75. We deduct the fee from the amounts attributable to each individual participant at the end of each quarter by means of a reduction of units or a cash withdrawal from the guaranteed interest option.

Enrollment.
Only your employer can choose to enroll in a plan that offers participant level recordkeeping services.

Participant Loans

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. The number of plan loans outstanding are subject to the terms of the employer’s plan. Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Retirement Plan Account Managers. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The loan amount will not earn interest under the contract while the loan is outstanding, and you may be charged interest as set by the employer plan. The participant must repay the amount borrowed with interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract	Standard	No additional charge	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Recordkeeping services	Includes plan-level or participant-level recordkeeping	Standard	$15
•
IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•
Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Participant Loans	Loans may be available for participants	Optional	Any fees or interest charged are determined by employer plan	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.

Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%	[4]
Item 18. Options Available (N-3) [Text Block]
Appendix: Investment Options Available Under the Contract

Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the Portfolio Companies for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 Avantis ® U.S. Large Cap Growth – Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65%	^	17.03%	12.18%	—
Equity	1290 VT Equity Income – Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions – EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value – EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Equity	1290 VT Socially Responsible – EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth – EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† – EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/All Asset Growth Allocation – EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/Capital Group Research – EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG – EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Asset Allocation	EQ/Conservative Allocation† – EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation† – EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Plus Bond – EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Equity 500 Index – EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Global Equity Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) – EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index – EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/Janus Enterprise – EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock – EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/Large Cap Growth Index – EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† – EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/MFS International Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/Mid Cap Index – EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† – EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation† – EIMG	1.11%		11.50%	5.88%	7.67%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* – EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return – EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond – EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index – EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio – EIMG	1.10	%^	12.03%	4.95%	6.85%
Fixed Income	Multimanager Core Bond(1) – EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology – EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation – EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation – EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation – EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation – EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation – EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	American Funds ® IS 2010 Target Date Fund – Capital Research and Management Company	0.33%	13.08%	5.70%	—
Asset Allocation	American Funds ® IS 2015 Target Date Fund – Capital Research and Management Company	0.35%^	13.40%	5.94%	—
Asset Allocation	American Funds ® IS 2020 Target Date Fund – Capital Research and Management Company	0.35%	14.30%	6.23%	—
Asset Allocation	American Funds ® IS 2025 Target Date Fund – Capital Research and Management Company	0.35%	14.79%	6.35%	—
Asset Allocation	American Funds ® IS 2030 Target Date Fund – Capital Research and Management Company	0.35%	16.09%	7.33%	—
Asset Allocation	American Funds ® IS 2035 Target Date Fund – Capital Research and Management Company	0.39%	17.73%	8.43%	—
Asset Allocation	American Funds ® IS 2040 Target Date Fund – Capital Research and Management Company	0.39%	20.66%	—	—
Asset Allocation	American Funds ® IS 2045 Target Date Fund – Capital Research and Management Company	0.42%	21.55%	—	—
Asset Allocation	American Funds ® IS 2050 Target Date Fund – Capital Research and Management Company	0.42%	21.94%	—	—
Asset Allocation	American Funds ® IS 2055 Target Date Fund – Capital Research and Management Company	0.43%	22.28%	—	—
Asset Allocation	American Funds ® IS 2060 Target Date Fund – Capital Research and Management Company	0.41%	20.90%	—	—
Asset Allocation	American Funds ® IS 2065 Target Date Fund – Capital Research and Management Company	0.44%	20.61%	—	—
Asset Allocation	American Funds ® IS 2070 Target Date Fund – Capital Research and Management Company	0.42%	20.45%	—	—
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio – The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio – The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Investment Option Expenses and Performance (N-3) [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 Avantis ® U.S. Large Cap Growth – Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.65%	^	17.03%	12.18%	—
Equity	1290 VT Equity Income – Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	13.04%	11.25%	8.85%
Specialty	1290 VT GAMCO Mergers & Acquisitions – EIMG; GAMCO Asset Management, Inc.	1.29%	^	15.91%	7.70%	5.38%
Equity	1290 VT GAMCO Small Company Value – EIMG; GAMCO Asset Management, Inc.	1.05%		12.82%	11.24%	10.77%
Equity	1290 VT Socially Responsible – EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth – EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Asset Allocation	EQ/Aggressive Allocation† – EIMG	1.15%		12.97%	7.79%	9.47%
Asset Allocation	EQ/All Asset Growth Allocation – EIMG	1.25%	^	17.18%	7.12%	8.28%
Equity	EQ/Capital Group Research – EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG – EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Asset Allocation	EQ/Conservative Allocation† – EIMG	1.00%	^	7.48%	1.74%	3.11%
Asset Allocation	EQ/Conservative-Plus Allocation† – EIMG	1.09%		9.06%	3.38%	4.94%
Fixed Income	EQ/Core Plus Bond – EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.58%	-0.68%	2.17%
Equity	EQ/Equity 500 Index – EIMG; AllianceBernstein L.P.	0.53%	^	17.23%	13.79%	14.15%
Equity	EQ/Global Equity Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) – EIMG; SSGA Funds Management, Inc.	0.62%	^	5.54%	0.30%	1.15%
Equity	EQ/International Core Managed Volatility† – EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index – EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/Janus Enterprise – EIMG; Janus Henderson Investors US LLC	1.04%		8.05%	7.06%	10.61%
Equity	EQ/JPMorgan Growth Stock – EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/Large Cap Growth Index – EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† – EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/MFS International Growth – EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	20.90%	6.90%	9.61%
Equity	EQ/Mid Cap Index – EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† – EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Asset Allocation	EQ/Moderate Allocation† – EIMG	1.08%		10.25%	4.14%	5.78%
Asset Allocation	EQ/Moderate-Plus Allocation† – EIMG	1.11%		11.50%	5.88%	7.67%

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* – EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/PIMCO Global Real Return – EIMG; Pacific Investment Management Company LLC	2.74	%^	5.52%	-0.90%	2.48%
Fixed Income	EQ/PIMCO Ultra Short Bond – EIMG; Pacific Investment Management Company LLC	0.80	%^	4.47%	2.93%	2.32%
Equity	EQ/Small Company Index – EIMG; AllianceBernstein L.P.	0.63%		12.57%	6.16%	9.44%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio – EIMG	1.10	%^	12.03%	4.95%	6.85%
Fixed Income	Multimanager Core Bond(1) – EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93	%^	7.11%	-0.27%	1.72%
Specialty	Multimanager Technology – EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23	%^	25.87%	12.46%	19.41%
Asset Allocation	Target 2015 Allocation – EIMG	1.10	%^	9.41%	2.84%	5.08%
Asset Allocation	Target 2025 Allocation – EIMG	1.10	%^	13.12%	5.57%	7.41%
Asset Allocation	Target 2035 Allocation – EIMG	1.05%		15.70%	7.50%	8.95%
Asset Allocation	Target 2045 Allocation – EIMG	1.03%		16.81%	8.58%	9.86%
Asset Allocation	Target 2055 Allocation – EIMG	1.10	%^	17.90%	9.51%	10.81%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Unaffiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	American Funds ® IS 2010 Target Date Fund – Capital Research and Management Company	0.33%	13.08%	5.70%	—
Asset Allocation	American Funds ® IS 2015 Target Date Fund – Capital Research and Management Company	0.35%^	13.40%	5.94%	—
Asset Allocation	American Funds ® IS 2020 Target Date Fund – Capital Research and Management Company	0.35%	14.30%	6.23%	—
Asset Allocation	American Funds ® IS 2025 Target Date Fund – Capital Research and Management Company	0.35%	14.79%	6.35%	—
Asset Allocation	American Funds ® IS 2030 Target Date Fund – Capital Research and Management Company	0.35%	16.09%	7.33%	—
Asset Allocation	American Funds ® IS 2035 Target Date Fund – Capital Research and Management Company	0.39%	17.73%	8.43%	—
Asset Allocation	American Funds ® IS 2040 Target Date Fund – Capital Research and Management Company	0.39%	20.66%	—	—
Asset Allocation	American Funds ® IS 2045 Target Date Fund – Capital Research and Management Company	0.42%	21.55%	—	—
Asset Allocation	American Funds ® IS 2050 Target Date Fund – Capital Research and Management Company	0.42%	21.94%	—	—
Asset Allocation	American Funds ® IS 2055 Target Date Fund – Capital Research and Management Company	0.43%	22.28%	—	—
Asset Allocation	American Funds ® IS 2060 Target Date Fund – Capital Research and Management Company	0.41%	20.90%	—	—
Asset Allocation	American Funds ® IS 2065 Target Date Fund – Capital Research and Management Company	0.44%	20.61%	—	—
Asset Allocation	American Funds ® IS 2070 Target Date Fund – Capital Research and Management Company	0.42%	20.45%	—	—
Fixed Income	Vanguard ® VIF Total Bond Market Index Portfolio – The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard ® VIF Total Stock Market Index Portfolio – The Vanguard Group, Inc.	0.13%	16.93%	12.98%	14.10%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the Portfolio Companies for the Portfolios, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.
Item 19. Additional Information About Investment Options (N-3) [Text Block]
1.
MRP Investment options

We offer various investment options under MRP which includes: the Pooled Separate Accounts, the variable investment options investing in underlying Portfolios, and the Guaranteed Interest Option. The Money Market Guarantee Account is no longer being sold. See “Money Market Guarantee Account is closed to new money” under “Investment options” in this prospectus for further information. We reserve the right to discontinue the offering of any investment option at any time with notice to you. Not all investment options may be available with all Plans.

Each Pooled Separate Account and Portfolio has a different investment objective. The Pooled Separate Accounts and Portfolios try to meet their investment objectives by investing in a portfolio of securities. You should refer to your plan documents for a list of the investment options available to you. We cannot assure you that any of the Pooled Separate Account and Portfolios will meet their investment objectives.

You can lose your principal when investing in the Pooled Separate Accounts and the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.

The Pooled Separate Accounts

There are three Pooled Separate Accounts offered under the contract –the AllianceBernstein Balanced Fund, the AllianceBernstein Growth Equity Fund, and the AllianceBernstein Mid Cap Growth Fund.

The AllianceBernstein Growth Equity Fund

Objective

The investment objective of the AllianceBernstein Growth Equity Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Growth Equity Fund by showing changes in the AllianceBernstein Growth Equity Fund’s performance from year to year and by showing how the AllianceBernstein Growth Equity Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.
Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” of this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
27.42%	-21.06%
2Q 2020	2Q 2022

Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	17.51%	13.83%	16.78%
Russell1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June, after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are
pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts, below” for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.

The AllianceBernstein Mid Cap Growth Fund

Objectives

The AllianceBernstein Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” of this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
30.80%	-20.00%
2Q 2020	2Q 2022

Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	7.28%	5.18%	12.58%
RussellMidcap Growth Index (reflects no deduction for fees, expenses, or taxes)	8.66%	6.65%	12.49%

Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Growth

Equity and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

The AllianceBernstein Balanced Fund

Objectives

The AllianceBernstein Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” of this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)
13.01%	-11.37%
2Q 2020	1Q 2020

Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	16.28%	6.92%	7.94%
60%MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.38%	6.66%	8.03%

Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Adviser’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub-portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.

The US Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to primarily add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities-(such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Asset allocation policies

The Balanced Fund includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to The Company’s specifications, is summarized below. The Advisor will allow the relative weightings of the Balanced Fund’s debt and equity components to vary in response to markets, but ordinarily only by
+/-
3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Balanced Fund toward the targeted asset allocation, in line with The Company’s specifications. The Fund is valued daily.

Allocation Portfolio Type	Sub-Portfolio Portfolio	The Company’s Specified Target
Global Equity	Global Structured Equity	60%
Total fixed and money market instruments:		40%
• Fixed	• 35%-US Core Fixed Income

• Money market instruments	• 5%-Cash

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts”, below, for information on the risks associated with an investment in the funds generally, and in the AllianceBernstein Balanced Fund specifically.

Investment adviser of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

The Board of Directors of Equitable has delegated responsibility to a committee to authorize or approve investments in the AllianceBernstein Balanced, AllianceBernstein Growth Equity and AllianceBernstein Mid Cap Growth funds (collectively, the “Funds”). That committee may exercise its investment authority directly or it may delegate it, in whole or in part, to a third part investment advisor. The committee has delegated responsibility to AllianceBernstein L.P. (“AllianceBernstein”) to manage the Funds. Subject to that committee’s broad supervisory authority, AllianceBernstein’s investment officers and managers have complete discretion over the assets of the Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

AllianceBernstein is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Equitable does not act as an investment adviser to the Funds. We are the majority-owners of AllianceBernstein, a limited partnership. AllianceBernstein acts as investment adviser to various separate accounts and general accounts of the Company and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The aggregate fees paid to AllianceBernstein as a percentage of net assets in 2025 for the AllianceBernstein Balanced Fund was 0.50%; for AllianceBernstein Growth Equity Fund was
0.30%; and for AllianceBernstein Mid Cap Growth Fund was 0.65%.
The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Growth Equity Fund	Geoff Tomlinson	Portfolio Manager at AllianceBernstein since 2021
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992
AllianceBernstein Mid Cap Growth Fund	Samantha Lau	Portfolio Manager at AllianceBernstein since 2022

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Michael Canter	Portfolio Manager at AllianceBernstein since 2016
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992
	Ben Sklar	Portfolio Manager at AllianceBernstein since 2009
	Matthew Sheridan	Portfolio Manager at AllianceBernstein since 1998

The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities in the fund.

As of December 31, 2025, AllianceBernstein had total assets under management of $867 billion. AllianceBernstein’s main office is located at 501 Commerce Street, Nashville, TN 37203.

Portfolio holdings policy for the Pooled Separate Accounts

A description of the policies and procedures with respect to disclosure of the portfolio securities of the AllianceBernstein Balanced Fund, the AllianceBernstein Growth Equity Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI.

Principal Risks of investing in the Pooled Separate Accounts

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds.

Risk factors — AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

Common Stock.
Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund’s investments — and, therefore, the value of the Fund’s units — to fluctuate.

Securities of medium and smaller sized companies.
The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller sized companies. The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $20 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that
small-
and medium-sized companies have a lower degree of liquidity in the markets for their stocks.

Non-equity
securities.
Investing in
non-equity
securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund — and, therefore, the value of the Fund’s units — will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). Moreover, convertible securities which may be in the AllianceBernstein Mid Cap Growth, and AllianceBernstein Balanced Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

Foreign investing.
Investing in securities of foreign companies that may not do substantial business in the U.S. involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds’ foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Funds’ foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

Restricted securities.
Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted
securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Growth Equity Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.

Investment policies.
Due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Debt securities subject to prepayment risks.
Mortgage-related securities and certain collateralized mortgage obligations, asset- backed securities and other debt instruments in which the AllianceBernstein Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund, however, is unable to accurately predict the rate at which prepayments will be made, as that rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.

When-issued and delayed delivery securities.
 The AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

Hedging transactions.
The AllianceBernstein Balanced Fund may engage in transactions which are designed to protect against potential adverse price movements in securities owned or intended to be purchased by the Fund.

Risks associated with the AllianceBernstein Balanced Fund.

Bonds rated below A by S&P, Moody’s or Fitch are more susceptible to adverse conditions or changing circumstances than those rated A or higher; but we regard these lower rated bonds as having adequate capacity to pay principal and interest.

Risks associated with the AllianceBernstein Growth Equity Fund

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the account may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as “tracking error”. The account attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.

Additional information about the Funds

Change of investment objectives

We can change the investment objectives of the AllianceBernstein Growth Equity, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York Department of Financial Services approves the change.

The investment objectives of the Portfolios of the Investment Trusts may be changed by the Board of Trustees of the applicable Investment Trust without the approval of shareholders. (See “Voting rights” below.)

The Investment Trusts

The Investment Trusts are registered under the Investment Company Act of 1940. They are classified as
“open-end
management investment companies,” more commonly called mutual funds. Each Investment Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or ‘‘loads’’ for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Investment Trust serves for the benefit of each Investment Trust’s shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Investment Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Investment Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

All funds other than the AllianceBernstein Growth Equity Fund, the AllianceBernstein Mid Cap Growth Fund and the AllianceBernstein Balanced Fund invest in corresponding portfolios of the Investment Trusts. Contract value allocated to one of those investment funds will vary based on the investment performance of the corresponding portfolios. There is a risk of loss of the entire amount invested.

Voting rights

No voting rights apply to any of the separate accounts or to the Guaranteed Options.

However, as the owner of shares of the Investment Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

•	the election of trustees;

•	the formal approval of independent public accounting firms selected for each Investment Trust; or

•	any other matters described in each prospectus for the Investment Trusts or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Investment Trusts sell their shares to the Company separate accounts in connection with the Company’s annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. American Funds Insurance Series, Vanguard Variable Insurance Fund and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for the Company. 1290 Funds
®
also sells its shares directly to the public. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Investment Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

The guaranteed options

We offer one guaranteed option:

•	the Guaranteed Interest Option (“GIO”);

We also have another guaranteed option for existing participants who have allocated values to it:

•	Money Market Guarantee Account.

The Money Market Guarantee Account is no longer being sold.

We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the guaranteed options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the New York Department of Financial Services and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.
Portfolios of the Investment Trusts

We offer both affiliated and unaffiliated Investment Trusts, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”) is an affiliate of the Company and serves as the investment adviser of the Portfolios of EQ Advisors Trust and 1290 Funds
®
. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out the investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers and is responsible for retaining or discontinuing the services of those sub-advisers.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly may receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives advisory fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administration fees in connection with the services they provide to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a participant, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer participants a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to participants and/or suggest that participants consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating Program contributions” in “MRP Program” for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the EQ volatility management strategy. Conversely, investing in investment options that use the EQ volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that use the EQ volatility management strategy. Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. See also Appendix: “Investment Options Available Under the Contract” for more information.

Certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above.
Please see the Portfolio prospectuses for more information in general, as well as more information about the Portfolio’s objective, strategies, and volatility management techniques.
Asset Transfer Program.
 Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all participants invested in that Portfolio:

(a)
By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)
By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by participants who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all participants who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some participants may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Fixed investment options

Information regarding each currently offered fixed option, including its name, its term and its minimum guaranteed interest rate is available in an appendix to this prospectus. See Appendix: “Investment Options Available Under the Contract.”

Guaranteed Interest Option

The Guaranteed Interest Option (“GIO”) is a fixed option that is part of our general account, pays interest at guaranteed rates, and provides an investment option in which the value of the principal will not fluctuate. We discuss our general account under “More information” in this prospectus.

We credit interest daily to amounts in the GIO. All interest rates are effective annual rates net of program expense and other expenses. Your lifetime minimum rate is 1.00%. The current interest rate will never be less than the lifetime minimum rate.

Transfers from the GIO to other investment options are permitted. Withdrawals are permitted from the GIO, subject to a market value adjustment if plan-initiated.

Money Market Guarantee Account is closed to new money

On January 1, 2009, the Money Market Guarantee Account was closed to new contributions and loan repayments. Any amounts you have in the Money Market Guarantee Account can remain in your account, but you can no longer transfer or contribute any additional amounts to your account. Any amounts that remained in your Money Market Guarantee Account will continue to accrue interest as described below.

You can always transfer amounts out of the Money Market Guarantee Account to another investment option, or take distributions from the Money Market Guarantee Account, but you can no longer transfer any such amounts back into the Money Market Guarantee Account.

Money Market Guarantee Account

All contributions you made prior to January 1, 2009 to the Money Market Guarantee Account will continue to earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees and charges. While the rate changes monthly, it will never be less than 1%. The rate will approximate current market rates for money market mutual funds minus applicable fees and charges. You may call our Automated Voice Response System or access our website to obtain the current monthly rate.

Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn.

Distributions, withdrawals, and transfers.
You may effect distributions, withdrawals and transfers out of your Money Market Guarantee Account, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers out of your Money Market Guarantee Account only.

C000050396 [Member] | Variable Investment Options [Member]
Item 2. Key Information [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,972
Surrender Expense, 3 Years, Maximum [Dollars]	11,980
Surrender Expense, 5 Years, Maximum [Dollars]	20,141
Surrender Expense, 10 Years, Maximum [Dollars]	41,235
Annuitized Expense, 1 Year, Maximum [Dollars]	3,972
Annuitized Expense, 3 Years, Maximum [Dollars]	11,980
Annuitized Expense, 5 Years, Maximum [Dollars]	20,141
Annuitized Expense, 10 Years, Maximum [Dollars]	41,235
No Surrender Expense, 1 Year, Maximum [Dollars]	3,972
No Surrender Expense, 3 Years, Maximum [Dollars]	11,980
No Surrender Expense, 5 Years, Maximum [Dollars]	20,141
No Surrender Expense, 10 Years, Maximum [Dollars]	41,235
C000050396 [Member] | Pooled Separate Account [Member]
Item 2. Key Information [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	1,296
Surrender Expense, 3 Years, Maximum [Dollars]	3,977
Surrender Expense, 5 Years, Maximum [Dollars]	6,859
Surrender Expense, 10 Years, Maximum [Dollars]	15,038
Annuitized Expense, 1 Year, Maximum [Dollars]	1,296
Annuitized Expense, 3 Years, Maximum [Dollars]	3,977
Annuitized Expense, 5 Years, Maximum [Dollars]	6,859
Annuitized Expense, 10 Years, Maximum [Dollars]	15,038
No Surrender Expense, 1 Year, Maximum [Dollars]	1,296
No Surrender Expense, 3 Years, Maximum [Dollars]	3,977
No Surrender Expense, 5 Years, Maximum [Dollars]	6,859
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 15,038
C000050396 [Member] | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000050396 [Member] | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000050396 [Member] | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

C000050396 [Member] | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000050396 [Member] | Risks Associated With Variable Investment Options And Pooled Separate Accounts [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risks Associated with Variable Investment Options and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

C000050396 [Member] | Contract Change Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

C000050396 [Member] | Possible Adverse Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax Consequences The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ,
C000050396 [Member] | Limitations on Access to Account Value Through Withdrawals [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Limitations on Access to Account Value Through Withdrawals

Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

C000050396 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000050396 [Member] | 1290 Avantis® U.S. Large Cap Growth [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 Avantis ® U.S. Large Cap Growth
Investment Option Adviser [Text Block]	Equitable Investment Management, LLC (“EIM”)
Investment Option Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	17.03%
Average Annual Total Returns, 5 Years [Percent]	12.18%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | 1290 VT Equity Income [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Equity Income
Investment Option Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Investment Option Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
Average Annual Total Returns, 1 Year [Percent]	13.04%
Average Annual Total Returns, 5 Years [Percent]	11.25%
Average Annual Total Returns, 10 Years [Percent]	8.85%
C000050396 [Member] | 1290 VT GAMCO Mergers & Acquisitions [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Specialty
Investment Option Name (N-3) [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.29%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Average Annual Total Returns, 1 Year [Percent]	15.91%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.38%
C000050396 [Member] | 1290 VT GAMCO Small Company Value [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT GAMCO Small Company Value
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Average Annual Total Returns, 1 Year [Percent]	12.82%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	10.77%
C000050396 [Member] | 1290 VT Socially Responsible [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Socially Responsible
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000050396 [Member] | EQ/AB Small Cap Growth [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/AB Small Cap Growth
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000050396 [Member] | EQ/Aggressive Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Aggressive Allocation	[7]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000050396 [Member] | EQ/All Asset Growth Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/All Asset Growth Allocation
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.25%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Average Annual Total Returns, 1 Year [Percent]	17.18%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000050396 [Member] | EQ/Capital Group Research [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Capital Group Research
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Capital International, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000050396 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000050396 [Member] | EQ/Conservative Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Conservative Allocation	[7]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.11%
C000050396 [Member] | EQ/Conservative-Plus Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Conservative-Plus Allocation	[7]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	3.38%
Average Annual Total Returns, 10 Years [Percent]	4.94%
C000050396 [Member] | EQ/Core Plus Bond [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Core Plus Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
Average Annual Total Returns, 1 Year [Percent]	8.58%
Average Annual Total Returns, 5 Years [Percent]	(0.68%)
Average Annual Total Returns, 10 Years [Percent]	2.17%
C000050396 [Member] | EQ/Equity 500 Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Equity 500 Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.53%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.15%
C000050396 [Member] | EQ/Global Equity Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Global Equity Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000050396 [Member] | EQ/Intermediate Government Bond [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Intermediate Government Bond	[8]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	5.54%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.15%
C000050396 [Member] | EQ/International Core Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Core Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000050396 [Member] | EQ/International Equity Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Equity Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000050396 [Member] | EQ/Janus Enterprise [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Janus Enterprise
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000050396 [Member] | EQ/JPMorgan Growth Stock [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/JPMorgan Growth Stock
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000050396 [Member] | EQ/Large Cap Growth Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000050396 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000050396 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000050396 [Member] | EQ/MFS International Growth [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/MFS International Growth
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	9.61%
C000050396 [Member] | EQ/Mid Cap Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000050396 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000050396 [Member] | EQ/Moderate Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Moderate Allocation	[7]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Average Annual Total Returns, 1 Year [Percent]	10.25%
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	5.78%
C000050396 [Member] | EQ/Moderate-Plus Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	EQ/Moderate-Plus Allocation	[7]
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	7.67%
C000050396 [Member] | EQ/Money Market [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Cash/Cash Equivalent
Investment Option Name (N-3) [Text Block]	EQ/Money Market	[9]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000050396 [Member] | EQ/PIMCO Global Real Return [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/PIMCO Global Real Return
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	2.74%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	(0.90%)
Average Annual Total Returns, 10 Years [Percent]	2.48%
C000050396 [Member] | EQ/PIMCO Ultra Short Bond [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/PIMCO Ultra Short Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000050396 [Member] | EQ/Small Company Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Small Company Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	9.44%
C000050396 [Member] | Equitable Conservative Growth MF/ETF Portfolio [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Average Annual Total Returns, 1 Year [Percent]	12.03%
Average Annual Total Returns, 5 Years [Percent]	4.95%
Average Annual Total Returns, 10 Years [Percent]	6.85%
C000050396 [Member] | Multimanager Core Bond [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	Multimanager Core Bond	[8]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	(0.27%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
C000050396 [Member] | Multimanager Technology [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Specialty
Investment Option Name (N-3) [Text Block]	Multimanager Technology
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000050396 [Member] | Target 2015 Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2015 Allocation
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	2.84%
Average Annual Total Returns, 10 Years [Percent]	5.08%
C000050396 [Member] | Target 2025 Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2025 Allocation
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Average Annual Total Returns, 1 Year [Percent]	13.12%
Average Annual Total Returns, 5 Years [Percent]	5.57%
Average Annual Total Returns, 10 Years [Percent]	7.41%
C000050396 [Member] | Target 2035 Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2035 Allocation
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	8.95%
C000050396 [Member] | Target 2045 Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2045 Allocation
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Average Annual Total Returns, 1 Year [Percent]	16.81%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	9.86%
C000050396 [Member] | Target 2055 Allocation [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	Target 2055 Allocation
Investment Option Adviser [Text Block]	EIMG
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.10%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Average Annual Total Returns, 1 Year [Percent]	17.90%
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	10.81%
C000050396 [Member] | American Funds® IS 2010 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2010 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	13.08%
Average Annual Total Returns, 5 Years [Percent]	5.70%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2015 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2015 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.35%	[6]
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	13.40%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2020 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2020 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	14.30%
Average Annual Total Returns, 5 Years [Percent]	6.23%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2025 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2025 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	14.79%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2030 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2030 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	16.09%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2035 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2035 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	17.73%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2040 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2040 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2045 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2045 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	21.55%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	21.55%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2050 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2050 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	21.94%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2055 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2055 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	22.28%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2060 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2060 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	20.90%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2065 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2065 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | American Funds® IS 2070 Target Date Fund [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Asset Allocation
Investment Option Name (N-3) [Text Block]	American Funds ® IS 2070 Target Date Fund
Investment Option Adviser [Text Block]	Capital Research and Management Company
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.45%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Average Annual Total Returns, 1 Year [Percent]	20.45%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	0.00%
C000050396 [Member] | Vanguard® VIF Total Bond Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	Vanguard ® VIF Total Bond Market Index Portfolio
Investment Option Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
C000050396 [Member] | Vanguard® VIF Total Stock Market Index Portfolio [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	Vanguard ® VIF Total Stock Market Index Portfolio
Investment Option Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
C000050396 [Member] | AllianceBernstrin Growth Equity Fund [Member]
Item 2. Key Information [Line Items]
Management Fees (of Other Amount), Current [Percent]	0.30%	[4]
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.07%	[4]
Total Annual Expenses, Current [Percent]	0.37%	[4]
Portfolio Turnover [Percent]	15.56%
Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	16.78%
Investment Objectives (N-3) [Text Block]	The investment objective of the AllianceBernstein Growth Equity Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.
Investment Strategies (N-3) [Text Block]
Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June, after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are
pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

Principal Risks of Investing (N-3) [Text Block]

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts, below” for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Growth Equity Fund specifically.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Growth Equity Fund by showing changes in the AllianceBernstein Growth Equity Fund’s performance from year to year and by showing how the AllianceBernstein Growth Equity Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.
Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” of this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2016 [Percent]	5.99%
Annual Return, 2017 [Percent]	29.09%
Annual Return, 2018 [Percent]	(2.51%)
Annual Return, 2019 [Percent]	35.00%
Annual Return, 2020 [Percent]	37.13%
Annual Return, 2021 [Percent]	26.51%
Annual Return, 2022 [Percent]	(30.76%)
Annual Return, 2023 [Percent]	41.29%
Annual Return, 2024 [Percent]	31.83%
Annual Return, 2025 [Percent]	17.51%
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)
27.42%	-21.06%
2Q 2020	2Q 2022

Highest Quarterly Return [Percent]	27.42%
Lowest Quarterly Return [Percent]	(21.06%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	17.51%	13.83%	16.78%
Russell1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Average Annual Total Returns, 1 Year [Percent]	17.51%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	16.78%
C000050396 [Member] | AllianceBernstrin Growth Equity Fund [Member] | Russell [Member]
Item 2. Key Information [Line Items]
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	15.32%
Average Annual Total Returns, 10 Years [Percent]	18.13%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	15.32%
Average Annual Total Returns, 10 Years [Percent]	18.13%
C000050396 [Member] | AllianceBernstein Mid Cap Growth [Member]
Item 2. Key Information [Line Items]
Management Fees (of Other Amount), Current [Percent]	0.65%	[4]
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.03%	[4]
Total Annual Expenses, Current [Percent]	0.68%	[4]
Portfolio Turnover [Percent]	113.38%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	12.58%
Investment Objectives (N-3) [Text Block]
Objectives

The AllianceBernstein Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Investment Strategies (N-3) [Text Block]
Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Growth

Equity and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” of this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2016 [Percent]	(1.63%)
Annual Return, 2017 [Percent]	32.39%
Annual Return, 2018 [Percent]	3.74%
Annual Return, 2019 [Percent]	32.74%
Annual Return, 2020 [Percent]	41.72%
Annual Return, 2021 [Percent]	15.50%
Annual Return, 2022 [Percent]	(28.25%)
Annual Return, 2023 [Percent]	22.61%
Annual Return, 2024 [Percent]	18.51%
Annual Return, 2025 [Percent]	7.28%
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)
30.80%	-20.00%
2Q 2020	2Q 2022

Highest Quarterly Return [Percent]	30.80%
Lowest Quarterly Return [Percent]	(20.00%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	7.28%	5.18%	12.58%
RussellMidcap Growth Index (reflects no deduction for fees, expenses, or taxes)	8.66%	6.65%	12.49%

Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	5.18%
Average Annual Total Returns, 10 Years [Percent]	12.58%
C000050396 [Member] | AllianceBernstein Mid Cap Growth [Member] | Russell [Member]
Item 2. Key Information [Line Items]
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	12.49%
C000050396 [Member] | AllianceBernstein Balanced [Member]
Item 2. Key Information [Line Items]
Management Fees (of Other Amount), Current [Percent]	0.50%	[4]
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.37%	[4]
Total Annual Expenses, Current [Percent]	0.87%	[4]
Portfolio Turnover [Percent]	151.63%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.94%
Investment Objectives (N-3) [Text Block]
Objectives

The AllianceBernstein Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Adviser’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub-portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.

The US Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to primarily add value through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities-(such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts”, below, for information on the risks associated with an investment in the funds generally, and in the AllianceBernstein Balanced Fund specifically.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” of this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect contract transaction expenses, Portfolio expenses, or any optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2016 [Percent]	6.44%
Annual Return, 2017 [Percent]	13.35%
Annual Return, 2018 [Percent]	(4.79%)
Annual Return, 2019 [Percent]	18.16%
Annual Return, 2020 [Percent]	13.17%
Annual Return, 2021 [Percent]	11.98%
Annual Return, 2022 [Percent]	(15.54%)
Annual Return, 2023 [Percent]	15.59%
Annual Return, 2024 [Percent]	10.32%
Annual Return, 2025 [Percent]	16.28%
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)
13.01%	-11.37%
2Q 2020	1Q 2020

Highest Quarterly Return [Percent]	13.01%
Lowest Quarterly Return [Percent]	(11.37%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Mar. 31, 2020
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

Performance reflects contract fees and expenses that are paid by each investment. This performance does not reflect optional benefit expenses.

	One Year	Five Years	Ten Years [or life of investment]
AverageAnnual Total Returns	16.28%	6.92%	7.94%
60%MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.38%	6.66%	8.03%

Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	6.92%
Average Annual Total Returns, 10 Years [Percent]	7.94%
C000050396 [Member] | AllianceBernstein Balanced [Member] | Six Zero Percent MSCI Acwi Ndr Four Zero Percent Bloomberg U S Aggregate Index [Member]
Item 2. Key Information [Line Items]
Average Annual Total Returns, 1 Year [Percent]	16.38%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Average Annual Total Returns, 1 Year [Percent]	16.38%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000050396 [Member] | Standard Death Benefit [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• The MRP contract does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
C000050396 [Member] | Participant Recordkeeping Services [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Recordkeeping services
Purpose of Benefit [Text Block]	Includes plan-level or participant-level recordkeeping
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 15
Brief Restrictions / Limitations [Text Block]
•
IRS Pre-Approved
plan includes plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting.

•
Investment only plan includes recordkeeping services for plan assets in Pooled Trust.

Name of Benefit [Text Block]	Recordkeeping services
C000050396 [Member] | Participant Loans [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available for participants
Standard Benefit [Flag]	true
Standard Benefit Expense, Footnotes [Text Block]	Any fees or interest charged are determined by employer plan
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans. • Loans are subject to restrictions under federal tax rules and ERISA.
Name of Benefit [Text Block]	Participant Loans
C000050395 [Member]
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?
Yes.
If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” in this prospectus.

Are There Transaction Charges?
Yes.
In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” in this prospectus

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract *	0.25%	1.25%
Pooled Separate Account expenses **, (1)	0.15%	0.87%
Portfolio Company fees and expenses **, (1)	0.54%	1.38%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	1.00%	1.00%

* Expressed as an annual percentage of account value.
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.
(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

Lowest Annual Cost $781	Highest Annual Cost $2,357
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of the Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•
No loans taken
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Charges for Early Withdrawals [Text Block]
Yes.
If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
Yes.
In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” in this prospectus

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year
based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract *	0.25%	1.25%
Pooled Separate Account expenses **, (1)	0.15%	0.87%
Portfolio Company fees and expenses **, (1)	0.54%	1.38%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	1.00%	1.00%

* Expressed as an annual percentage of account value.
**  Expressed as an annual percentage of average daily net assets.
(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2025.
(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Contract Expense (of Average Annual Net Assets) (N-3) Minimum [Percent]	0.25%	[10]
Contract Expense (of Average Annual Net Assets) (N-3) Maximum [Percent]	1.25%	[10]
Contract Expense (N-3) Footnotes [Text Block]	Expressed as an annual percentage of account value.
Lowest and Highest Annual Cost [Table Text Block]

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

Lowest Annual Cost $781	Highest Annual Cost $2,357
Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Least expensive combination of the Base Contract, Pooled Separate Account and Portfolio fees and expenses
•
No optional benefits
•
No sales charges
•
No additional contributions, transfers or withdrawals

Assumes:
•
Investment of $100,000
•
5% annual appreciation
•
Most expensive combination of the Base Contract, Pooled Separate Account, and Portfolio fees and expenses
•
No loans taken
•
No sales charges
•
No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in this prospectus.

Lowest Annual Cost [Dollars]	$ 781
Highest Annual Cost [Dollars]	$ 2,357
Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Is this a Short-Term Investment?
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

What Are the Risks Associated with the Investment Options?
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trust” in “RIA Investment Options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

What Are the Risks Related to the Insurance Company?
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Investment Restrictions [Text Block]
Yes.
The availability of investment options will vary by employer, and you should refer to your plan documents for a list of the investment options available to you. You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in this prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about restrictions on the investment options see “Investment options” in “RIA Investment Options” and “Transferring your money among investment options” in this prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “RIA Investment Options” in this prospectus.

Optional Benefit Restrictions [Text Block]
Yes.
Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Loans generally must be taken from the guaranteed interest option. The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant. We charge a 1% fee at the time a loan is made, and the employer plan may charge interest on the loan, at a rate they set. If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC of up to 6% of the unpaid balance if this occurs within 9 years of the date on which the employer began it’s participation in the RIA. See “Participant Loans” in “Benefits Available Under the Contract” in this prospectus.

Optional Participant Recordkeeping Services. This service must be selected by the employer. If it is selected by the employer than the participants must be enrolled and pay the annual fee. Employers who did not elect the option may no longer do so.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in this prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in this prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Contingent withdrawal charge” in “Charges and expenses” in this prospectus.

Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when owning, or making withdrawals from an investment option or from the RIA contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC) (as a percentage of amount withdrawn) (1)	6.00%
Administrative fee if you purchase an annuity payout option	$175
Transfer Fee	None

(1)
If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.

Withdrawal in Participation Years	Contingent Withdrawal Charge
1 or 2	6% of amount withdrawn
3 or 4	5%
5 or 6	4%
7 or 8	3%
9	2%
10 and later	0%

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (1)	1.25%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (2)
	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Common Stock	0.08%	0.07%	0.15%

AllianceBernstein Mid Cap Growth	0.50%	0.03%	0.53%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses
Optional Participant Recordkeeping Services (per plan participant) (3)	$25
Loan fee (as a percentage of amount withdrawn as loan principal at the time the loan is made) (4)	1.00%
(1)	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
(2)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
(3)	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
(4)	The plan may charge interest on plan loans at a rate determined by the plan administrator.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. These amounts also include the Platform Charge if you choose to invest in certain Portfolios. Expenses shown may change over time and may be higher or lower in the future. A complete list of portfolios available under the contract, including their annual expenses, may be found at the back of this document. See Appendix: “Investment Options Available Under the Contract.”

Annual Portfolio Expenses
	Minimum	Maximum
Expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses (1)	0.54%	1.38%

(1)
Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2025. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.

Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	151.63%

AllianceBernstein Common Stock — Separate Account No. 4	15.56%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	113.38%

Transaction Expenses [Table Text Block]
The following tables describe the fees and expenses that you will pay when owning, or making withdrawals from an investment option or from the RIA contract. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you purchase the contract, surrender or make withdrawals from an investment option or the contract, or transfer account value between investment options. State premium taxes may also apply.

Transaction Expenses

Sales Load Imposed on Purchases	None
Withdrawal Charge (CWC) (as a percentage of amount withdrawn) (1)	6.00%
Administrative fee if you purchase an annuity payout option	$175
Transfer Fee	None

(1)
If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.

Withdrawal in Participation Years	Contingent Withdrawal Charge
1 or 2	6% of amount withdrawn
3 or 4	5%
5 or 6	4%
7 or 8	3%
9	2%
10 and later	0%

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]
(1)
If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.

Withdrawal in Participation Years	Contingent Withdrawal Charge
1 or 2	6% of amount withdrawn
3 or 4	5%
5 or 6	4%
7 or 8	3%
9	2%
10 and later	0%

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including underlying Trust portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Base contract expenses (expressed as an annual percentage of account value) (1)	1.25%

Pooled Separate Account expenses expressed as an annual percentage of separate account assets: (2)
	Investment Management and Accounting Fee	Direct Operating and Other Expenses	Total

AllianceBernstein Common Stock	0.08%	0.07%	0.15%

AllianceBernstein Mid Cap Growth	0.50%	0.03%	0.53%

AllianceBernstein Balanced	0.50%	0.37%	0.87%

Optional Benefits Expenses
Optional Participant Recordkeeping Services (per plan participant) (3)	$25
Loan fee (as a percentage of amount withdrawn as loan principal at the time the loan is made) (4)	1.00%
(1)	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
(2)	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
(3)	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
(4)	The plan may charge interest on plan loans at a rate determined by the plan administrator.

Administrative Expense (of Average Account Value), Current [Percent]	1.00%	[11]
Administrative Expense, Footnotes [Text Block]	The plan may charge interest on plan loans at a rate determined by the plan administrator.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	The base contract fee, which is also called the annual ongoing operations fee, is deducted monthly and applied on a decremental scale, declining to 0.25% on the account value over $2,500,000.
Management Fees, Footnotes [Text Block]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
Optional Benefit Expense, Current [Dollars]	$ 25	[12]
Optional Benefit Expense, Footnotes [Text Block]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
Total Annual Expenses, Maximum [Percent]	1.38%
Total Annual Expenses, Minimum [Percent]	0.54%
Total Annual Expenses, Footnotes [Text Block]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year and are based on the expenses incurred by the Portfolios during the fiscal year ended December 31, 2025. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.05% that we charge for amounts invested in the EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index, and EQ/Money Market Portfolios.
Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

Annuitize Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

No Surrender Example [Table Text Block]
Examples

These examples are intended to help you compare the cost of investing in the variable investment options with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual Portfolio and Pooled Separate Account fees and expenses. These examples assume that no loans are taken. The first set of examples assumes you invest all of your account value in the most expensive underlying Portfolio. The second set of examples assumes you invest all of your account value in the most expensive Pooled Separate Account, the Alliance Bernstein Balanced Pooled Separate Account.

Separate Account No. 66 Variable Investment Options.
 The examples assume all account value is allocated to the variable investment options. Your costs could differ from those shown below if you invest in the fixed investment options.

These example assume that you invest $100,000 in the variable investment options for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual portfolio expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,919	$13,884	$19,021	$30,786
If you annuitize at the end of the applicable time period	$2,962	$8,719	$14,733	$30,961
If you do not surrender your contract	$2,787	$8,544	$14,558	$30,786

Pooled separate accounts.
 These example assume that you invest $100,000 in the pooled separate accounts under the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual pooled separate account expenses and the participant recordkeeping services available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
If you surrender your contract at the end of the applicable time period	$8,416	$12,362	$16,465	$25,478
If you annuitize at the end of the applicable time period	$2,426	$7,113	$12,059	$25,653
If you do not surrender your contract	$2,251	$6,938	$11,884	$25,478

Portfolio Turnover [Text Block]
Portfolio Turnover

Each of the Pooled Separate Accounts pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual contract expenses or in the example, affect the Pooled Separate Account’s performance. During the most recent fiscal year, each Pooled Separate Account’s portfolio turnover rate as a percentage of the average value of its portfolio was:

AllianceBernstein Balanced — Separate Account No. 10	151.63%

AllianceBernstein Common Stock — Separate Account No. 4	15.56%

AllianceBernstein Mid Cap Growth — Separate Account No. 3	113.38%

Item 5. Principal Risks [Table Text Block]
3.
Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks Associated with Variable Investment Options
and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge and/or a charge for any optional benefits, if applicable.

Limitations on Access to Account Value Through Withdrawals

We may impose a contingent withdrawal charge (“CWC”) against withdrawals made from any of the Pooled Separate Accounts, Variable Investment options or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59 1/2. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 11. Benefits Available (N-3) [Text Block]
2.
Benefits Available Under the Contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Recordkeeping Services	Includes participant-level recordkeeping and making benefit payments.	Optional	$25 per plan participant
•
The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•
Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•
If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Participant Loans	Loans may be available to participants	Optional	1% of loan amount plus interest that may be charged by your employer plan
•
Not all employer plans will offer loans.
•
Loans are subject to restrictions under federal tax rules and ERISA.
•
The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•
If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Participant Recordkeeping Services

Services provided.
If your employer elected the participant recordkeeping services program (“PRS”), we:

•	establish an individual participant account for each participant covered by your employer’s plan based on data your employer provides;

•	receive and deposit contributions on behalf of participants to individual participant accounts;

•	maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant’s proportionate values in the plan;

•	provide to your employer individual participant’s reports reflecting the activity in the individual participant’s proportionate interest in the plan; and

•	process transfers and distributions of the participant’s portion of his or her share of the employer plan assets among the investment options as your employer instructs.

Your employer is responsible for providing the Company with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information your employer provides is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

The Company does not keep records or provide individual reports for individual participants for plans that do not elect PRS.

Investment options.
Your employer must include the guaranteed interest option in the investment options.

Fees.
We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the amounts attributable to each individual participant at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest option. We retain the right to change the fee upon 30 days’ notice to the employer. See “Charges and expenses” in this prospectus.

Enrollment.
Enrollment of your plan in PRS is no longer available.

Participant Loans

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator’s responsibility to administer the loan program.

The following are important features of the RIA loan provision:

•	We will only permit loans from the guaranteed interest option. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest option for the loan transaction, the employer can move the additional amounts necessary from one or more Pooled Separate Accounts or the variable investment options to the guaranteed interest option.

•	The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

•	Repayment of loan principal and interest can be made only to the guaranteed interest option. The employer must identify the portion of the repayment amount which is principal and which is interest.

•	Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Pooled Separate Accounts or the variable investment options for loan purposes may be moved back to a Pooled Separate Account or the variable investment option.

•	We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due, and taxes and additional penalty taxes may also apply. See “Charges and expenses” in this prospectus.

•	The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant, subject to the maximum loan amount permitted by the employer’s plan and the Code.

•	On the date a loan is made, we create a loan reserve account in the guaranteed interest option in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see “Charges and expenses” in this prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding but the plan administrator may charge interest on the loan amount at a rate they set. The amount of the loan reserve will continue to earn interest at the guaranteed interest option rate applicable for the employer plan.

•	Amounts borrowed from your contract do not participate in separate account investment experience and therefore, loans can affect the account value whether or not you repay the loan. The account value when you surrender, die, or terminate your contract will be reduced by the amount of any outstanding loan plus accrued interest.

•	The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest option, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See “Charges and expenses” in this prospectus.

Benefits Available [Table Text Block]
The following tables summarize important information about the benefits available under the contract.

Death Benefits

This death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/ Limitations
Death Benefit	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.	Standard	No additional charge	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee	Brief Description of Restrictions/Limitations
Participant Recordkeeping Services	Includes participant-level recordkeeping and making benefit payments.	Optional	$25 per plan participant
•
The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•
Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•
If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Participant Loans	Loans may be available to participants	Optional	1% of loan amount plus interest that may be charged by your employer plan
•
Not all employer plans will offer loans.
•
Loans are subject to restrictions under federal tax rules and ERISA.
•
The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•
If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Optional Benefit Expense, Current [Dollars]	$ 25	[12]
Optional Benefit Expense, Footnotes [Text Block]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
Item 18. Options Available (N-3) [Text Block]
Appendix: Investment Options Available Under the Contract

Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
The availability of Portfolios will vary by employer,
and you should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.53%	-0.74%	2.16%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.51%	0.30%	1.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.83%		6.29%	-0.17%	1.31%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Investment Option Expenses and Performance (N-3) [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.23%	^	6.11%	13.44%	11.19%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		17.23%	13.04%	13.83%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		9.21%	3.43%	10.10%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	19.83%	13.80%	15.00%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	7.69%	10.47%	13.63%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	8.53%	-0.74%	2.16%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.53%	^	17.24%	13.79%	14.16%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.08%	^	19.14%	8.33%	9.47%
Fixed Income	EQ/Intermediate Government Bond(1) — EIMG; SSGA Funds Management, Inc.	0.62%	^	5.51%	0.30%	1.14%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		26.12%	7.52%	7.48%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	31.53%	9.91%	8.07%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.04%		26.66%	7.75%	6.77%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	14.76%	9.43%	14.08%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.95%		15.40%	12.77%	12.08%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.88%		10.88%	12.03%	12.83%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		17.74%	14.51%	17.26%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		11.06%	11.64%	15.01%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.86%		10.62%	9.69%	9.56%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	6.80%	8.42%	9.99%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.97%		4.98%	7.62%	8.20%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%		3.66%	2.79%	1.73%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.83%		6.29%	-0.17%	1.31%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.91%		11.01%	8.65%	8.47%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	25.87%	12.46%	19.41%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)
Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser
to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.

Prospectuses Available [Text Block]
Variable investment options

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
The availability of Portfolios will vary by employer,
and you should refer to your plan documents for a list of available Portfolios.

Item 19. Additional Information About Investment Options (N-3) [Text Block]
1.
RIA Investment Options

Investment options

We offer various investment options under RIA, including the Pooled Separate Accounts, the variable investment options investing in underlying Portfolios, and the guaranteed interest option. Each Pooled Separate Account and Portfolio has a different investment objective. The Pooled Separate Accounts and Portfolios try to meet their investment objectives by investing in a portfolio of securities. The maximum number of active investment options that can be available under any RIA annuity contract at any time is 25 and the availability of investment options will vary by employer. You should refer to your plan documents for a list of the investment options available to you. We cannot assure you that any of the Pooled Separate Account and Portfolios will meet their investment objectives.

You can lose your principal when investing in the Pooled Separate Accounts and the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market Fund.

The Pooled Separate Accounts

There are three Pooled Separate Accounts offered under the contract — the AllianceBernstein Balanced Fund, the AllianceBernstein Common Stock Fund, and the AllianceBernstein Mid Cap Growth Fund.

The AllianceBernstein Balanced Fund

Objectives

The Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” in this prospectus as Investment Management & Accounting Fee and Direct
Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

13.11% 2Q 2020	-11.29% 1Q 2020

Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	16.68%	7.29%	8.31%
60% MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.38%	6.66%	8.03%

Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.

The U.S. Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value primarily through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company’s guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Asset allocation policies

The Balanced Fund includes an asset allocation with a 60% weighting for equity securities and a 40% weighting for debt securities (see chart below). This asset allocation, which has been adapted to the Company’s specifications, is summarized below. The Advisor will allow the relative weightings of the Balanced Fund’s debt and equity components to vary in response to markets, but ordinarily only by +/– 3% of the portfolio. Beyond those ranges, the Advisor may generally rebalance the Balanced Fund toward the targeted asset allocation, in line with the Company’s specifications. The Fund is valued daily.

Allocation Portfolio Type	Sub-Portfolio	The Company’s Specified Target
Global Equity	Global Structured Equity	60%
Total fixed and money market instruments:		40%
• Fixed	• 35%–US Core Fixed Income
• Money market instruments	• 5%–Cash

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Balanced Fund specifically.

The AllianceBernstein Common Stock Fund

Objective

The investment objective of the AllianceBernstein Common Stock Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Common Stock Fund by showing changes in the AllianceBernstein Common Stock Fund’s performance from year to year and by showing how the AllianceBernstein Common Stock Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expense and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” in this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.
Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

27.43% 2Q 2020	-20.96% 2Q 2022

Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	17.86%	14.64%	17.40%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Common Stock Fund specifically.

The AllianceBernstein Mid Cap Growth Fund

Objective

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” in this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Calendar Year Annual Total Returns

Best quarter (% and time period)	Worst quarter (% and time period)

30.89% 2Q 2020	-19.92% 2Q 2022
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	7.62%	5.52%	12.94%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	8.66%	6.65%	12.49%

Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Investment adviser of the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth Funds

The Board of Directors of Equitable has delegated responsibility to a committee to authorize or approve investments in the AllianceBernstein Balanced, AllianceBernstein Common Stock and AllianceBernstein Mid Cap Growth funds (collectively, the “Funds”). That committee may exercise its investment authority directly or it may delegate it, in whole or in part, to a third party investment advisor. The committee has delegated responsibility to AllianceBernstein L.P. (“AllianceBernstein”) to manage the Funds. Subject to that committee’s broad supervisory authority, AllianceBernstein’s investment officers and managers have complete discretion over the assets of the Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, investment opportunities are allocated among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

AllianceBernstein is registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Equitable does not act as an investment adviser to the Funds. We are the majority-owners of AllianceBernstein, a limited partnership. AllianceBernstein acts as investment adviser to various separate accounts and general accounts of the Company and other affiliated insurance companies. AllianceBernstein also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. The aggregate fees paid to AllianceBernstein as a percentage of net assets in 2025 for the AllianceBernstein Balanced Fund was 0.50%; for AllianceBernstein Common Stock Fund was 0.08%; and for AllianceBernstein Mid Cap Growth Fund was 0.50%. The following portfolio managers are primarily responsible for the day-to-day management of the portfolios:

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Michael Canter	Portfolio Manager at AllianceBernstein since 2016
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992

Fund	Portfolio Manager	Business experience for past 5 years
AllianceBernstein Balanced Fund	Ben Sklar	Portfolio Manager at AllianceBernstein since 2009
	Matthew Sheridan	Portfolio Manager at AllianceBernstein since 1998
AllianceBernstein Common Stock Fund	Geoff Tomlinson	Portfolio Manager at AllianceBernstein since 2021
	Joshua Lisser	Portfolio Manager at AllianceBernstein since 1992
AllianceBernstein Mid Cap Growth Fund	Samantha Lau	Portfolio Manager at AllianceBernstein since 2022

The SAI provides additional information about the portfolio managers including compensation, other accounts managed and ownership of securities of the Funds.

As of December 31, 2025, AllianceBernstein had total assets under management of approximately $867 billion. AllianceBernstein’s main office is located at 501 Commerce Street, Nashville, TN 37203.

Portfolio holdings policy for the Pooled Separate Accounts

A description of the policies and procedures with respect to disclosure of the portfolio securities of The AllianceBernstein Balanced Fund, The AllianceBernstein Common Stock Fund and the AllianceBernstein Mid Cap Growth Fund is available in the SAI.

Principal Risks of investing in the Pooled Separate Accounts

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.

The risk factors associated with an investment in the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds.

Risk factors — AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds

Common stock.
Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund’s investments — and, therefore, the value of the Fund’s units — to fluctuate.

Securities of medium and smaller-sized companies.
The AllianceBernstein Mid Cap Growth Fund invests primarily in the securities of medium-sized companies. The AllianceBernstein Balanced Fund may also make these investments, as well as investments in smaller-sized companies. The securities of small and medium-sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of their investments in securities of small or medium-sized companies. This is due to the greater business risks of small-size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $20 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small and medium-sized companies have a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

Non-equity
securities.
Investing in
non-equity
securities, such as bonds and debentures, involves the risk that the value of these securities held by the AllianceBernstein Balanced Fund — and, therefore, the value of the Fund’s units — will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the AllianceBernstein Balanced Fund, while an increase in prevailing interest rates usually reduces the value of the AllianceBernstein Balanced Fund’s holdings. As a result, interest rate fluctuations will affect the value of the AllianceBernstein Balanced Fund’s units, but will not affect the income received from the Fund’s current portfolio holdings. Moreover, convertible securities, which may be in the AllianceBernstein Balanced and AllianceBernstein Mid Cap Growth Funds, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

Foreign investing.
Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the AllianceBernstein, Mid Cap Growth and Balanced Funds’ foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund’s foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

Restricted securities.
Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted
securities and (2) lack readily available market quotations. Accordingly, the AllianceBernstein Balanced and the AllianceBernstein Mid Cap Growth Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the AllianceBernstein Common Stock Fund, AllianceBernstein Mid Cap Growth Fund or the AllianceBernstein Balanced Fund.

Risks of investment strategies.
Due to the AllianceBernstein Mid Cap Growth Fund’s aggressive investment policies, this
Fund provides greater growth potential and may have greater risk than other equity offerings. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Risks associated with the AllianceBernstein Common Stock Fund

While the objective of the Fund is to approximate the return of the Russell 1000 Growth Index, the actual performance of the Fund may deviate from the Index as a result of transaction costs, equitization of cash, security price deviations, investment management fees, operating expense charges such as custody and audit fees, any potential future exchange trading limits, and internal stock restrictions, all of which affects the Fund but not the Index. This deviation is commonly referred to as “tracking error.” The Fund attempts to minimize these deviations through a management process which strives to minimize transactions costs, keep the account fully invested and maintain a portfolio with characteristics that are systematically the same as those of the Russell 1000 Growth Index.

Risks associated with the AllianceBernstein Balanced Fund

Bonds rated below A by S&P, Moody’s or Fitch are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.

Change of investment objectives

We can change the investment objectives of the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds if the New York State Department of Financial Services approves the change.

The investment objectives of the AllianceBernstein Common Stock, AllianceBernstein Mid Cap Growth and AllianceBernstein Balanced Funds may be changed without the approval of shareholders.

Variable Investment Options investing in Portfolios of the Trust

The variable investment options of Separate Account No. 66 invest in corresponding portfolios of EQ Advisors Trust. Contract value allocated to one of those variable investment options will vary based on the investment performance of the underlying Portfolio in which the variable investment option invests. There is a risk of loss of the entire amount invested.

Information regarding each of the currently available portfolios, their type, their investment advisor(s) and/or sub-adviser(s), their current expenses, and their current performance is available in an appendix to this prospectus. See Appendix: “Investment Options Available Under the Contract.”

Each portfolio has issued a prospectus that contains more detailed information about the portfolio. You should consider the investment objectives, risks, and charges and expenses of the portfolios carefully before investing. In order to obtain copies of the portfolios’ prospectuses, you may call one of customer service representatives at 1-877-522-5035 or go to www.equitable.com/ICSR#EQH146682.

Portfolios of the Trust

We offer an affiliated Trust, which in turn offer one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out the investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those sub-advisers.

You should be aware that Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”) directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives advisory fees and Equitable Investment Management, LLC, an affiliate of Equitable IMG, receives administration fees in connection with the services they provide to the Portfolios.

As a participant, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts. Additionally, you will pay a 0.05% platform charge on variable investment options investing in EQ/Core Plus Bond, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Quality Bond PLUS, EQ/AB Small Cap Growth, EQ/Equity 500 Index and EQ/Money Market.

Some Portfolios invest in other affiliated Portfolios (the “EQ Fund of Fund Portfolios”). The EQ Fund of Fund Portfolios offer participants a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolios to participants and/or suggest that participants consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see “Allocating Program contributions” in “RIA” for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”), and, in addition, certain EQ Fund of Fund Portfolios may invest in Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy or, in the case of the EQ Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the EQ volatility management strategy. Conversely, investing in investment options that use the EQ volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option’s equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that use the EQ volatility management strategy. Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. See also Appendix: “Investment Options Available Under the Contract” for more information.
Certain other Portfolios may utilize volatility management techniques (including Fund of Fund Portfolios that invest in other Portfolios that utilize volatility management techniques) that differ from the EQ volatility management strategy. Such techniques could also impact your account value in the same manner described above.
Please see the Portfolio prospectuses for more information in general, as well as more information about the Portfolio’s objective, strategies, and volatility management techniques.

Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses.

This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all participants invested in that Portfolio:

(a)
By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

(b)
By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by participants who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all participants who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some participants may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a participant (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

Fixed investment options

Information regarding each currently offered fixed option, including its name, its term and its minimum guaranteed interest rate is available in an appendix to this prospectus. See Appendix: “Investment Options Available Under the Contract.”

Guaranteed interest option

The guaranteed interest option is a fixed option that is part of our general account and pays interest at guaranteed rates. We discuss our general account under “More information” in this prospectus.

The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month to the account value in the guaranteed interest account at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to those amounts.

Current and minimum interest rates

Except as described below, the “current rate” is the rate of interest that we actually credit to amounts in the guaranteed interest option for any given calendar year. We declare current rates for each class of employer plan that is using the RIA annuity contract as its funding vehicle before the beginning of each calendar year. In addition to the current rate, we declare “minimum rates” for the next two calendar years. The minimum interest rates will never be lower than 4%.

The current interest rate for 2026 and the minimum interest rates for 2027 and 2028 guaranteed for each class are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2027 and the minimum rates effective for calendar year 2028 and 2029 will be declared in December 2026.

Classes of employer plans

We assigned an employer plan to a “class” of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in the guaranteed interest option under the RIA annuity contract. The initial class of employer plans to which an employer plan was assigned depended on the date the plan was adopted.
Revised interest rates

All of the following conditions must exist for us to declare a revised rate:

•	on the date of the allocation, the “current” guaranteed interest rate with respect to the employer plan’s guaranteed interest option that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

•	prior allocations to the guaranteed interest option for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest option for the employer plan during the three immediately preceding calendar years.

C000050395 [Member] | Variable Investment Options [Member]
Item 2. Key Information [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,919
Surrender Expense, 3 Years, Maximum [Dollars]	13,884
Surrender Expense, 5 Years, Maximum [Dollars]	19,021
Surrender Expense, 10 Years, Maximum [Dollars]	30,786
Annuitized Expense, 1 Year, Maximum [Dollars]	2,962
Annuitized Expense, 3 Years, Maximum [Dollars]	8,719
Annuitized Expense, 5 Years, Maximum [Dollars]	14,733
Annuitized Expense, 10 Years, Maximum [Dollars]	30,961
No Surrender Expense, 1 Year, Maximum [Dollars]	2,787
No Surrender Expense, 3 Years, Maximum [Dollars]	8,544
No Surrender Expense, 5 Years, Maximum [Dollars]	14,558
No Surrender Expense, 10 Years, Maximum [Dollars]	30,786
C000050395 [Member] | Pooled Separate Account [Member]
Item 2. Key Information [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	8,416
Surrender Expense, 3 Years, Maximum [Dollars]	12,362
Surrender Expense, 5 Years, Maximum [Dollars]	16,465
Surrender Expense, 10 Years, Maximum [Dollars]	25,478
Annuitized Expense, 1 Year, Maximum [Dollars]	2,426
Annuitized Expense, 3 Years, Maximum [Dollars]	7,113
Annuitized Expense, 5 Years, Maximum [Dollars]	12,059
Annuitized Expense, 10 Years, Maximum [Dollars]	25,653
No Surrender Expense, 1 Year, Maximum [Dollars]	2,251
No Surrender Expense, 3 Years, Maximum [Dollars]	6,938
No Surrender Expense, 5 Years, Maximum [Dollars]	11,884
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 25,478
C000050395 [Member] | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Yes.
The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in this prospectus.

Principal Risk [Text Block]
Risk of Loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

C000050395 [Member] | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
No.
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in this prospectus.

Principal Risk [Text Block]
Not a Short-Term Investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

C000050395 [Member] | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trust” in “RIA Investment Options” and Appendix: “Investment Options Available Under the Contract” in this prospectus.

Principal Risk [Text Block]
Risks Associated with Variable Investment Options
and Pooled Separate Accounts

You take all the investment risk for amounts allocated to one or more of the investment options. If the investment options you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the investment options in which you invest. We do not guarantee the investment results of any investment option. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected investment option, each of which has its own unique risks. You should review the variable investment options and Pooled Separate Accounts before making an investment decision.

C000050395 [Member] | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling
1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in this prospectus.

Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract, including amounts allocated to the guaranteed interest option. The general obligations and any guaranteed interest option under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

C000050395 [Member] | Contract Change Risk [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Contract Changes Risk

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options. We reserve the right, subject to compliance with laws that apply, to remove variable investment options from the Separate Account, to combine any two or more variable investment options, to restrict or eliminate any voting rights as to the Separate Account, to limit or terminate contributions or transfers into any of the variable investment options, and to limit the number of variable investment options you may select.

You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this prospectus.

C000050395 [Member] | Possible Adverse Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Possible Adverse Tax Consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of plan. We cannot provide detailed information on all tax aspects of the contract. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

C000050395 [Member] | Limitations on Access to Account Value Through Withdrawals [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Limitations on Access to Account Value Through Withdrawals

We may impose a contingent withdrawal charge (“CWC”) against withdrawals made from any of the Pooled Separate Accounts, Variable Investment options or the guaranteed interest option at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. Withdrawals are generally subject to federal and state income tax, and may be subject to tax penalties if taken before age 59 1/2. Additionally, there could be a delay in withdrawals from the guaranteed interest option of up to 5 years.

C000050395 [Member] | Business disruption, cybersecurity, and artificial intelligence (AI) technologies risks [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks

We rely heavily on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. Cyberattacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks). Cybersecurity risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on our websites (or the websites of third parties on whom we rely), other operational disruption and unauthorized release, use or abuse of confidential customer information. The risk of cyberattacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyberattacks, a cybersecurity breach could occur and persist for an extended period of time without detection. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value and interfere with our ability to process contract transactions and calculate account values. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values and unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and/or our service providers and intermediaries to regulatory fines, litigation and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

The development and deployment of AI tools and technologies, including generative AI, and its use and anticipated use by us or by third parties on whom we rely, may increase our existing operational risks or create new operational risks that we are not currently anticipating. AI and generative AI may be misused by us or by third parties upon which we rely, and that risk is increased by the relative newness of the technology, the speed at which it is being adopted, and the uncertain and evolving policy and regulatory landscape governing its use. Such misuse could expose us to legal or regulatory risk. Because the generative AI technology is so new, many of the potential risks of generative AI are currently unknowable.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, the occurrence of any storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts or any other event, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic such as COVID-19, could result in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, which could likewise result in interruptions in our service. This could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect our service providers and intermediaries, the underlying funds and issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

C000050395 [Member] | Possible Fees on Access to Account Value [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Possible Fees on Access to Account Value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences you may incur fees for accessing your account value such as a withdrawal charge and/or a charge for any optional benefits, if applicable.

C000050395 [Member] | Risk Associated with Taking a Loan [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]
Risk Associated with Taking a Loan

Loans will decrease your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

C000050395 [Member] | 1290 VT Socially Responsible [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Socially Responsible
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
Average Annual Total Returns, 1 Year [Percent]	17.23%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	13.83%
C000050395 [Member] | EQ/AB Small Cap Growth [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/AB Small Cap Growth
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
Average Annual Total Returns, 1 Year [Percent]	9.21%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	10.10%
C000050395 [Member] | EQ/Capital Group Research [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Capital Group Research
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Capital International, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
Average Annual Total Returns, 1 Year [Percent]	19.83%
Average Annual Total Returns, 5 Years [Percent]	13.80%
Average Annual Total Returns, 10 Years [Percent]	15.00%
C000050395 [Member] | EQ/ClearBridge Large Cap Growth ESG [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.00%	[6]
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Average Annual Total Returns, 1 Year [Percent]	7.69%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	13.63%
C000050395 [Member] | EQ/Core Plus Bond [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Core Plus Bond
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.93%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.16%
Average Annual Total Returns, 1 Year [Percent]	8.53%
Average Annual Total Returns, 5 Years [Percent]	(0.74%)
Average Annual Total Returns, 10 Years [Percent]	2.16%
C000050395 [Member] | EQ/Equity 500 Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Equity 500 Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.53%	[6]
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
Average Annual Total Returns, 1 Year [Percent]	17.24%
Average Annual Total Returns, 5 Years [Percent]	13.79%
Average Annual Total Returns, 10 Years [Percent]	14.16%
C000050395 [Member] | EQ/Global Equity Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Global Equity Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.08%	[6]
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
Average Annual Total Returns, 1 Year [Percent]	19.14%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	9.47%
C000050395 [Member] | EQ/Intermediate Government Bond [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Intermediate Government Bond	[8]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.62%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	5.51%
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.14%
C000050395 [Member] | EQ/International Core Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Core Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	7.52%
Average Annual Total Returns, 10 Years [Percent]	7.48%
C000050395 [Member] | EQ/International Equity Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Equity Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.72%	[6]
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Average Annual Total Returns, 1 Year [Percent]	31.53%
Average Annual Total Returns, 5 Years [Percent]	9.91%
Average Annual Total Returns, 10 Years [Percent]	8.07%
C000050395 [Member] | EQ/JPMorgan Growth Stock [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/JPMorgan Growth Stock
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.96%	[6]
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	9.43%
Average Annual Total Returns, 10 Years [Percent]	14.08%
C000050395 [Member] | EQ/Large Cap Growth Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
Average Annual Total Returns, 1 Year [Percent]	17.74%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	17.26%
C000050395 [Member] | EQ/Large Cap Growth Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Growth Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	15.01%
C000050395 [Member] | EQ/Large Cap Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
Average Annual Total Returns, 1 Year [Percent]	10.62%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	9.56%
C000050395 [Member] | EQ/Mid Cap Index [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Index
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.64%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	9.99%
C000050395 [Member] | EQ/Mid Cap Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Mid Cap Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
Average Annual Total Returns, 1 Year [Percent]	4.98%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.20%
C000050395 [Member] | EQ/Money Market [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Cash/Cash Equivalent
Investment Option Name (N-3) [Text Block]	EQ/Money Market	[9]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	2.79%
Average Annual Total Returns, 10 Years [Percent]	1.73%
C000050395 [Member] | Multimanager Technology [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Specialty
Investment Option Name (N-3) [Text Block]	Multimanager Technology
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
Average Annual Total Returns, 1 Year [Percent]	25.87%
Average Annual Total Returns, 5 Years [Percent]	12.46%
Average Annual Total Returns, 10 Years [Percent]	19.41%
C000050395 [Member] | 1290 VT Small Cap Value [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	1290 VT Small Cap Value
Investment Option Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	11.19%
C000050395 [Member] | EQ/International Value Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/International Value Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Average Annual Total Returns, 1 Year [Percent]	26.66%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.77%
C000050395 [Member] | EQ/JPMorgan Value Opportunities [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/JPMorgan Value Opportunities
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	12.08%
C000050395 [Member] | EQ/Large Cap Core Managed Volatility [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Large Cap Core Managed Volatility	[7]
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
Average Annual Total Returns, 1 Year [Percent]	10.88%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	12.83%
C000050395 [Member] | EQ/Quality Bond PLUS [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Fixed Income
Investment Option Name (N-3) [Text Block]	EQ/Quality Bond PLUS
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	6.29%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	1.31%
C000050395 [Member] | EQ/Value Equity [Member]
Item 2. Key Information [Line Items]
Investment Option Objective (N-3) [Text Block]	Equity
Investment Option Name (N-3) [Text Block]	EQ/Value Equity
Investment Option Adviser [Text Block]	EIMG
Investment Option Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses Excluding Optional Benefit Expenses (N-3) [percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
Average Annual Total Returns, 1 Year [Percent]	11.01%
Average Annual Total Returns, 5 Years [Percent]	8.65%
Average Annual Total Returns, 10 Years [Percent]	8.47%
C000050395 [Member] | AllianceBernstein Mid Cap Growth [Member]
Item 2. Key Information [Line Items]
Management Fees (of Other Amount), Current [Percent]	0.50%
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.03%
Total Annual Expenses, Current [Percent]	0.53%
Portfolio Turnover [Percent]	113.38%
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Investment Objectives (N-3) [Text Block]
Objective

The AllianceBernstein Mid Cap Growth Fund (Separate Account No. 3) seeks to achieve long-term capital growth through a diversified portfolio of equity securities. The account will attempt to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

Investment Strategies (N-3) [Text Block]
Investment strategies

The AllianceBernstein Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invested at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund’s investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States. In aggregate, IPO (Initial Public Offerings) investments cannot exceed 5% of the Fund at time of purchase, and no more than 10% due to appreciation. An IPO is an issuer’s first offering of a security or class of a security to the public.

The Fund may also invest in other types of securities including convertible preferred stocks, convertible debt securities and short-term securities such as corporate notes, and temporarily invest in money market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection by looking for companies with unique growth potential. The Fund may be invested more than 25% in industries where research resources indicate there is high growth potential. The Fund is valued daily.

Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Mid Cap Growth Fund specifically. Note, however, that due to the AllianceBernstein Mid Cap Growth Fund’s investment policies, this Fund provides greater growth potential and greater risk than the AllianceBernstein Common Stock and AllianceBernstein Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Mid Cap Growth Fund by showing changes in the AllianceBernstein Mid Cap Growth Fund’s performance from year to year and by showing how the AllianceBernstein Mid Cap Growth Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” in this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2016 [Percent]	(1.19%)
Annual Return, 2017 [Percent]	32.83%
Annual Return, 2018 [Percent]	4.11%
Annual Return, 2019 [Percent]	33.20%
Annual Return, 2020 [Percent]	41.94%
Annual Return, 2021 [Percent]	15.85%
Annual Return, 2022 [Percent]	(28.25%)
Annual Return, 2023 [Percent]	23.00%
Annual Return, 2024 [Percent]	18.88%
Annual Return, 2025 [Percent]	7.62%
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)

30.89% 2Q 2020	-19.92% 2Q 2022

Highest Quarterly Return [Percent]	30.89%
Lowest Quarterly Return [Percent]	(19.92%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	7.62%	5.52%	12.94%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	8.66%	6.65%	12.49%

Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	12.94%
C000050395 [Member] | AllianceBernstein Mid Cap Growth [Member] | Russell Midcap Growth Index [Member]
Item 2. Key Information [Line Items]
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	12.49%
Average Annual Total Returns, 1 Year [Percent]	8.66%
Average Annual Total Returns, 5 Years [Percent]	6.65%
Average Annual Total Returns, 10 Years [Percent]	12.49%
C000050395 [Member] | AllianceBernstein Balanced [Member]
Item 2. Key Information [Line Items]
Management Fees (of Other Amount), Current [Percent]	0.50%
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.37%
Total Annual Expenses, Current [Percent]	0.87%
Portfolio Turnover [Percent]	151.63%
Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.31%
Investment Objectives (N-3) [Text Block]
Objectives

The Balanced Fund (Separate Account No. 10) seeks to achieve both appreciation of capital and current income through investment in a diversified Portfolio of publicly traded common stocks, equity-type securities, debt securities and short-term money-market instruments. The Balanced Fund will include allocations to three sub-portfolios:
Global Structured Equity, US Core Fixed Income and Cash.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Global Structured Equity
sub-portfolio’s
objective is to deliver consistent excess returns driven by intensive company research combined with a disciplined portfolio construction process focused on risk control. The sub-portfolio
targets long-term growth of capital and to outperform the Morgan Stanley Capital International (MSCI) World Index over any three year period.

The Global Structured Equity
sub-portfolio
invests primarily in equity and equity type securities (such as convertible bonds, convertible preferred and warrants) by using a disciplined investment approach to identify attractive investment candidates based on internally generated research. The Advisor’s global industry research analysts are responsible for a primary research universe of companies that are primarily stocks in the MSCI World Index or stocks with similar characteristics that meet the Advisor’s investment criteria. The analysts conduct in-depth
research on these companies to uncover the most attractive investment opportunities. The sub-portfolio
is constructed to maximize exposure to stocks selected by the Advisor’s analysts and Portfolio Managers. Individual security weights are a function of the analyst view, ownership within other portfolios, volatility, correlation and index weight. It may also hold securities to control risk and to limit the traditional sources of risk such as style/theme exposures. The result is a combination of stocks in the sub-portfolio
with fundamental characteristics, as well as country and sector weightings that approximate those of the benchmark. The sub-portfolio
primarily invests its assets in countries included in the MSCI World Index, however the sub portfolio may not invest in Emerging Market securities that fall into the MSCI Emerging Markets country definition. The sub-portfolio
may also utilize currency hedging through the use of currency forwards. For the currency hedging process, the Advisor uses forward contracts that require the purchase or delivery of a foreign currency at some future date. The price paid for the contract is the current price of the foreign currency in U.S. dollars plus or minus an adjustment based on the interest rate differential between the U.S. dollar and the foreign currency. This process utilizes the Advisor’s currency multi-factor expected return model based upon: interest rate differentials, current account imbalances, convergence to purchasing-power parity and market momentum. The strategy is implemented using optimization tools that explicitly recognize the link between return potential and risk. The use of currency forwards may only be used for currency hedging purposes. The use of cross hedging may only be utilized with prior approval of the Company.

The U.S. Core Fixed Income’s
sub-portfolio
seeks to consistently add value relative to the broad bond market and core fixed income managers through a research driven, disciplined search for relative value opportunities across the full range of fixed income market sectors. It is actively managed, seeking to add value primarily through a combination of sector and security-specific selections.

The Fixed Income process capitalizes on the Advisor’s independent fundamental and quantitative research in an effort to add value. The process begins with proprietary expected return forecasts of our quantitative research team, which narrow the investment universe and identify those sectors, securities, countries and currencies that appear most/least attractive. These quantitative forecasts enable us to prioritize the further in-depth
analysis of our fundamental credit and economic research teams. These fundamental research teams are focused on forecasting credit and economic fundamentals which confirm or refute our quantitative model findings.

Once the quantitative and fundamental forecasts have been made, the Advisor’s most senior research and portfolio management professionals meet in “research review” sessions where the forecasts are vetted with the goal of reconciling any differences between quantitative and fundamental projections and determining conviction level in each forecast, and identifying major themes to be implemented in the portfolios. The US Core team then translates the final research recommendations — the output of the research review sessions — into an appropriate portfolio risk target (tracking error). The US Core Team budgets this risk across the primary decisions (sector allocation, security selection and yield curve structure) with the use of proprietary portfolio construction tools.

The U.S. Core Fixed Income
sub-portfolio
may invest in a wide variety of publicly traded debt instruments. The sub-portfolio
will only purchase
US-dollar
denominated securities. The
sub-portfolio’s
non-money
market securities will consist primarily of the following publicly traded securities:

1) debt securities issued or guaranteed by the United States Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association), 2) debt securities issued by governmental entities and corporations from developed and developing nations, 3) asset-backed securities, mortgage-related securities (including agency and non-agency
fixed, ARM and hybrid pass-throughs, commercial mortgage-backed securities (“CMBS”), mortgage dollar rolls, and up to 5% agency and non-agency
collateralized mortgage obligations (“CMOs”), zero coupon bonds, preferred stocks and trust preferred securities and inflation protected securities. At the time in which the account enters into a transaction involving the future delivery of securities which could result in potential economic leverage, the Advisor will maintain cash equivalents or other liquid securities in the portfolio having an amount equal to or greater than the market value of the position/commitment in question. In addition, the Advisor will monitor the account on a periodic basis to ensure that adequate coverage is maintained. The sub-portfolio
may purchase 144A securities. The
sub-portfolio
may also buy debt securities with equity features, such as conversion or exchange rights or warrants for the acquisition of stock or participations based on revenues, sales or profits. All such securities will be investment grade, at the time of acquisition, i.e., rated BBB or higher by Standard & Poor’s Corporation (S&P), Baa or higher by Moody’s Investor Services, Inc. (Moody’s), BBB or higher by Fitch or if unrated, will be of comparable investment quality. The sub-portfolio
may directly invest in investment grade money market instruments. Cash equivalent investments are defined as any security that has a maturity less than one year, including repurchase agreements in accordance with the Company’s guidelines.

Swap transactions are prohibited.

The overall
sub-portfolio
duration is maintained approximately within 10% of the Barclays Capital Aggregate Bond Index.

The Cash
sub-portfolio
may invest directly in investment-grade money market instruments.

The portfolio may invest in cash equivalents in a commingled investment fund managed by the Advisor.

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Balanced Fund specifically.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Balanced Fund by showing changes in the AllianceBernstein Balanced Fund’s performance from year to year and by showing how the AllianceBernstein Balanced Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expenses and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” in this prospectus as Investment Management & Accounting Fee and Direct
Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2016 [Percent]	6.87%
Annual Return, 2017 [Percent]	13.73%
Annual Return, 2018 [Percent]	(4.47%)
Annual Return, 2019 [Percent]	18.55%
Annual Return, 2020 [Percent]	13.55%
Annual Return, 2021 [Percent]	12.35%
Annual Return, 2022 [Percent]	(15.53%)
Annual Return, 2023 [Percent]	15.98%
Annual Return, 2024 [Percent]	10.70%
Annual Return, 2025 [Percent]	16.68%
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)

13.11% 2Q 2020	-11.29% 1Q 2020

Highest Quarterly Return [Percent]	13.11%
Lowest Quarterly Return [Percent]	(11.29%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Mar. 30, 2020
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	16.68%	7.29%	8.31%
60% MSCI Acwi Ndr/40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.38%	6.66%	8.03%

Average Annual Total Returns, 1 Year [Percent]	16.68%
Average Annual Total Returns, 5 Years [Percent]	7.29%
Average Annual Total Returns, 10 Years [Percent]	8.31%
C000050395 [Member] | AllianceBernstein Balanced [Member] | Russell One Thousand Growth Index [Member]
Item 2. Key Information [Line Items]
Average Annual Total Returns, 1 Year [Percent]	16.38%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Average Annual Total Returns, 1 Year [Percent]	16.38%
Average Annual Total Returns, 5 Years [Percent]	6.66%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000050395 [Member] | AllianceBernstein Common Stock [Member]
Item 2. Key Information [Line Items]
Management Fees (of Other Amount), Current [Percent]	0.08%
Other Annual Expense 1 (of Other Amount), Current [Percent]	0.07%
Total Annual Expenses, Current [Percent]	0.15%
Portfolio Turnover [Percent]	15.56%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	14.64%
Average Annual Total Returns, 10 Years [Percent]	17.40%
Investment Objectives (N-3) [Text Block]
Objective

The investment objective of the AllianceBernstein Common Stock Fund (Separate Account No. 4) is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing its assets in securities represented in the Russell 1000 Growth Index (“Index”); it is intended that the Fund seeks to approximate the risk profile and investment return of the Index on an annualized basis.

Investment Strategies (N-3) [Text Block]
Investment strategies

The Manager will use a replication construction technique to initiate and maintain the portfolio. The Fund seeks to approximate the Russell 1000 Growth Index by owning all securities in the portfolio in the approximate weight each represents in the Index. The Russell 1000 Growth Index measures the performance of the large-cap
growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book
ratios and higher forecasted growth values. (Source: Russell Investment Group).

The majority of trading in the Fund each year will take place in June after the annual reconstitution of the Russell indexes by Russell Investments. The list of constituents is ranked based on total market capitalization as of May 31st of each year, with the actual reconstitution effective in June. Changes to the membership lists are pre-announced
and subject to change if any corporate activity occurs or if any new information is received prior to release.

Typically, passively managed portfolios are rebalanced when cash is accumulated due to dividend and interest receipts, monies are received from corporate reorganizations (i.e. tenders, mergers and buybacks) and external cash flows.

AllianceBernstein may utilize index futures and Exchange Traded Funds to equitize short-term cash balances or effect basis trades to minimize transaction costs. These instruments are used if, in the advisor’s opinion, they provide a more cost-effective alternative than transacting in the cash market.

The Fund is valued daily.

Principal Risks of Investing (N-3) [Text Block]
Risks of investment strategies

See “Principal Risks of investing in the Pooled Separate Accounts” below, for information on the risks associated with an investment in the Funds generally, and in the AllianceBernstein Common Stock Fund specifically.

Performance of Investment Option (N-3) [Text Block]
Performance

The bar chart and table below provide some indication of the risks of investing in the AllianceBernstein Common Stock Fund by showing changes in the AllianceBernstein Common Stock Fund’s performance from year to year and by showing how the AllianceBernstein Common Stock Fund’s average annual returns for the past one-,
five-, and
10-year/since
inception periods for the period ended December 31, 2025, compared to the returns of a broad-based securities market index. Past performance is not an indication of future performance.

Performance reflects the base contract expense and fees and expenses that are paid by each Pooled Separate Account as indicated in the “Fee table” in this prospectus as Investment Management & Accounting Fee and Direct Operating and other expenses. This performance does not reflect the contract transaction expenses, Portfolio expenses, or optional benefit expenses.

Annual Return Bar Chart (N-3) [Table Text Block]	Calendar Year Annual Total Returns
Annual Return, 2016 [Percent]	6.42%
Annual Return, 2017 [Percent]	29.51%
Annual Return, 2018 [Percent]	(2.15%)
Annual Return, 2019 [Percent]	35.37%
Annual Return, 2020 [Percent]	37.61%
Annual Return, 2021 [Percent]	26.81%
Annual Return, 2022 [Percent]	(29.40%)
Annual Return, 2023 [Percent]	41.74%
Annual Return, 2024 [Percent]	32.23%
Annual Return, 2025 [Percent]	17.86%
Lowest and Highest Quarterly Returns (N-3) [Table Text Block]

Best quarter (% and time period)	Worst quarter (% and time period)

27.43% 2Q 2020	-20.96% 2Q 2022

Highest Quarterly Return [Percent]	27.43%
Lowest Quarterly Return [Percent]	(20.96%)
Highest Quarterly Return [Date]	Jun. 30, 2020
Lowest Quarterly Return [Date]	Jun. 30, 2022
Average Annual Total Returns (N-3) [Table Text Block]
Average Annual Total Returns

	One Year	Five Years	Ten Years [or life of investment]
Average Annual Total Returns	17.86%	14.64%	17.40%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.56%	15.32%	18.13%

Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	14.64%
Average Annual Total Returns, 10 Years [Percent]	17.40%
C000050395 [Member] | AllianceBernstein Common Stock [Member] | Russell One Thousand Growth Index [Member]
Item 2. Key Information [Line Items]
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	15.32%
Average Annual Total Returns, 10 Years [Percent]	18.13%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	15.32%
Average Annual Total Returns, 10 Years [Percent]	18.13%
C000050395 [Member] | Standard Death Benefit [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Beneficiaries will receive a benefit under the terms of the employer plan based on the participant’s account value under the contract.
Standard Benefit [Flag]	true
Standard Benefit Expense, Current [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• RIA does not have a separate death benefit provision. • Any death benefits are provided in accordance with the employer plan.
Name of Benefit [Text Block]	Death Benefit
C000050395 [Member] | Participant Recordkeeping Services [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Current [Dollars]	$ 25
Name of Benefit [Text Block]	Participant Recordkeeping Services
Purpose of Benefit [Text Block]	Includes participant-level recordkeeping and making benefit payments.
Optional Benefit [Flag]	true
Optional Benefit Expense, Current [Dollars]	$ 25
Brief Restrictions / Limitations [Text Block]
•
The contract must include the guaranteed interest option in the investment options if the employer selects participant recordkeeping services.
•
Although this option applies to contracts if the employer previously elected the option, employers that did not previously elect the option may no longer do so.
•
If an employer has chosen this service, all participants must be enrolled and pay the annual fee.

Name of Benefit [Text Block]	Participant Recordkeeping Services
C000050395 [Member] | Participant Loans [Member]
Item 2. Key Information [Line Items]
Optional Benefit Expense, Current [Dollars]	$ 1
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to participants
Optional Benefit [Flag]	true
Optional Benefit Expense, Current [Dollars]	$ 1
Brief Restrictions / Limitations [Text Block]
•
Not all employer plans will offer loans.
•
Loans are subject to restrictions under federal tax rules and ERISA.
•
The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant subject to federal tax rules.
•
If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC if applicable.

Name of Benefit [Text Block]	Participant Loans
C000050395 [Member] | Withdrawal Charge [Member]
Item 2. Key Information [Line Items]
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[13]
C000050395 [Member] | Administrative Fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Dollars]	$ 175
C000050395 [Member] | Transfer Fee [Member]
Item 2. Key Information [Line Items]
Other Transaction Fee, Current [Dollars]	$ 0

[1]	We deduct this fee on a quarterly basis at the rate of $3.75 per participant.
[2]	The Base Contract expense is deducted monthly and applied on a decremental scale, declining to 0.40% on the account value over $500,000.
[3]	These expenses vary by investment Fund, and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2025. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2026. Effective January 1, 2014, the Company voluntarily capped “Other Expenses” for the pooled trust Funds at 0.01%. The cap is currently in effect through April 30, 2025, at which time the Company will opt to continue or remove it. If the cap was not in effect, “Other Expenses” as of December 31, 2025, would have been 0.09%.
[4]	These fees will fluctuate from year to year. These expenses are based on the expenses incurred by a Pooled Separate Account during the fiscal year ended December 31, 2025.
[5]	Annual portfolio expenses may be based, in part, on estimated amounts of such expenses. Annual portfolio expenses will fluctuate from year to year based on expenses incurred by the Portfolios during the fiscal year ended December 31, 2024. The maximum annual portfolio expenses include a daily charge equal to an annual rate of 0.01%.
[6]	This Portfolio’s annual expenses reflect temporary fee reductions.
[7]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.
[8]	Effective on or about June 29, 2026, and subject to shareholder approval, SSGA Funds Management, Inc. will be replaced as a sub-adviser to the Portfolio (or an allocated portion thereof) with AllianceBernstein L.P.
[9]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[10]	Expressed as an annual percentage of account value.
[11]	The plan may charge interest on plan loans at a rate determined by the plan administrator.
[12]	We deduct this fee on a monthly basis at the rate of $2.08 per participant.
[13]	If you withdraw money from the contract within 9 years following the date on which the employer plan began its participation in RIA, we may impose a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn, declining to 0% over 10 years. The amount of any CWC is determined in accordance with the rate schedule set forth below. We treat outstanding participant loan balances that are not paid back per the terms of the loan as withdrawals. As such, the CWC will be applied as if the amount had been withdrawn on the day the principal payment was due.